Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds III
Entity Central Index Key	0000053808
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000000793 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Fund
Class Name	Class I
Trading Symbol	DLHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$73	0.70%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 73	[1]
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class I shares returned 8.18%.
  In comparison, the ICE BofA U.S. High Yield Constrained Index (the “Index”) returned 8.50% for the same period.
What affected the Fund’s performance?
  The U.S. high yield bond market delivered positive returns in 2025, supported by high yields, resilient credit fundamentals and continued refinancing activity. Spreads remained relatively tight amid pockets of volatility, but are supported by positive fundamentals and technicals.
  The Fund’s returns relative to the Index benefited from security selection in several sectors, including chemicals, energy and telecommunications, and from selection within credits rated B and CCC.
  Asset allocation to structured credit CLOs and European high yield further bolstered relative returns.
  Detractors included security selection in the auto sector, underweight exposure to BB-rated securities and selection within bank loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Constrained Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class I	8.18%	4.04%	5.53%
Bloomberg U.S. Universal Index (broad-based index)	7.58%	0.06%	2.44%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 461,000,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 3,527,358
Investment Company Portfolio Turnover	105.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	302	$3,527,358	105.22%

Holdings [Text Block]	Portfolio Holdings (as of 12/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
C000000792 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Fund
Class Name	Class C
Trading Symbol	PTHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$176	1.70%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 176	[2]
Expense Ratio, Percent	1.70%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class C shares returned 7.31%.
  In comparison, the ICE BofA U.S. High Yield Constrained Index (the “Index”) returned 8.50% for the same period.
What affected the Fund’s performance?
  The U.S. high yield bond market delivered positive returns in 2025, supported by high yields, resilient credit fundamentals and continued refinancing activity. Spreads remained relatively tight amid pockets of volatility, but are supported by positive fundamentals and technicals.
  The Fund’s returns relative to the Index benefited from security selection in several sectors, including chemicals, energy and telecommunications, and from selection within credits rated B and CCC.
  Asset allocation to structured credit CLOs and European high yield further bolstered relative returns.
  Detractors included security selection in the auto sector, underweight exposure to BB-rated securities and selection within bank loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Constrained Index on 12/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	6.31%	*	3.00%	4.49%
without Deferred Sales Charge	7.31%		3.00%	4.49%
Bloomberg U.S. Universal Index (broad-based index)	7.58%		0.06%	2.44%
ICE BofA U.S. High Yield Constrained Index	8.50%		4.50%	6.44%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 461,000,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 3,527,358
Investment Company Portfolio Turnover	105.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	302	$3,527,358	105.22%

Holdings [Text Block]	Portfolio Holdings (as of 12/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.
C000000790 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Fund
Class Name	Class A
Trading Symbol	DPLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon High Yield Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$99	0.95%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 99	[3]
Expense Ratio, Percent	0.95%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class A shares returned 8.11%.
  In comparison, the ICE BofA U.S. High Yield Constrained Index (the “Index”) returned 8.50% for the same period.
What affected the Fund’s performance?
  The U.S. high yield bond market delivered positive returns in 2025, supported by high yields, resilient credit fundamentals and continued refinancing activity. Spreads remained relatively tight amid pockets of volatility, but are supported by positive fundamentals and technicals.
  The Fund’s returns relative to the Index benefited from security selection in several sectors, including chemicals, energy and telecommunications, and from selection within credits rated B and CCC.
  Asset allocation to structured credit CLOs and European high yield further bolstered relative returns.
  Detractors included security selection in the auto sector, underweight exposure to BB-rated securities and selection within bank loans.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and ICE BofA U.S. High Yield Constrained Index on 12/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	3.31%	2.83%	4.80%
without Sales Charge	8.11%	3.78%	5.27%
Bloomberg U.S. Universal Index (broad-based index)	7.58%	0.06%	2.44%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 461,000,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 3,527,358
Investment Company Portfolio Turnover	105.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$461	302	$3,527,358	105.22%

Holdings [Text Block]	Portfolio Holdings (as of 12/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets) * Amount represents less than .1%.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.